Restatement of Previously Issued Financial Statements	3 Months Ended
May 28, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In accordance with Accounting Standards Codification (“ASC”) 480,
Distinguishing Liabilities from Equity
(“ASC 480”), subtopic 10, section S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of the Public Shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter provides that currently, the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company restated its financial statements to classify all Public Shares as temporary equity and any related impact, as the threshold in its charter would not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside of permanent equity.
The reclassification of amounts from permanent equity to temporary equity result in non-cash financial statement corrections and will have no impact on the Company’s current or previously reported cash position, operating expenses or total operating, investing or financing cash flows. In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company has revised its earnings per share calculation to allocate income and losses shared pro rata between Class A and Class B shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, Class A and Class B shares share pro rata in the income and losses of the Company.
The following tables summarize the effect of the restatement on each financial statement line item as of May 28, 2021:

	May 28, 2021
	As Previously Reported	Adjustments	As Restated
Balance Sheet (audited)
Class A common stock subject to possible redemption	$218,997,700	$11,002,300	$230,000,000
Class A common stock	$110	$(38)	$72
Additional paid-in capital	$5,008,154	$(5,008,154)	$—
Accumulated deficit	$(8,836)	$(5,994,108)	$(6,002,944)
Total stockholders’ equity (deficit)	$5,000,003	$(11,002,300)	$(6,002,297)
Shares of Class A common stock subject to possible redemption	21,899,770	1,100,230	23,000,000
Shares of Class A common stock	1,100,230	(384,730)	715,500